INTELLECTUAL PROPERTY	9 Months Ended
Sep. 30, 2021
INTELLECTUAL PROPERTY

12. INTELLECTUAL PROPERTY

	Patents	Customer Relationships	Brand and Software	Goodwill	Total
Cost
Balance at January 1, 2020	$41,931	$-	$-	$-	$41,931
Intangible assets acquired in the Transaction	-	197,000	119,000	2,166,563	2,482,563
Balance at December 31, 2020	$41,931	$197,000	$119,000	$2,166,563	$2,524,494
Intangible assets acquired in the Acquisition	-	-	2,251,000	15,530,516	17,781,516
Additions	-	-	250,551	-	250,551
Inventory adjustment	-	-	-	(22,016)	(22,016)
Balance at September 30, 2021	$41,931	$197,000	$2,620,551	$17,675,063	$20,534,545

Accumulated amortization
Balance at January 1, 2020	$40,546	$-	$-	$-	$40,546
Charge for the year	1,385	26,267	15,866	-	43,518
Balance at December 31, 2020	$41,931	$26,267	$15,866	$-	$84,064
Charge for the year	-	25,610	243,533	-	269,143
Balance at September 30, 2021	$41,931	$51,877	$259,399	$-	$353,207

Net book value:
December 31, 2020	$-	$170,733	$103,134	$2,166,563	$2,440,430
September 30, 2021	$-	$145,123	$2,361,152	$17,675,063	$20,181,338

Customer relationships

On April 30, 2020, the Company acquired a 100% interest in Dronelogics and assigned $197,000 to the fair value of customer relationships.

Brand

On April 30, 2020, the Company acquired a 100% interest in Dronelogics and assigned $119,000 to the fair value of the website/domain name.

On March 25, 2021, the Company acquired the assets of Vital and assigned $540,000 to the fair value of the brand.

Software

On March 25, 2021, the Company acquired the assets of Vital and assigned $1,711,000 to the fair value of the software.

The Company has begun development of a mobile application and has capitalized the costs incurred to date. Upon completion of the application, it will be amortized over the estimated useful life.

Goodwill

On April 30, 2020, the Company acquired a 100% interest in Dronelogics, which included goodwill. Goodwill was valued at $2,166,563.

On March 25, 2021, the Company acquired the assets of Vital, which included goodwill. Goodwill was valued at $15,530,516. This amount was later adjusted downward by $22,016 for the adjusted payment due to certain assets not being delivered.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars

12. INTELLECTUAL PROPERTY (CONT’D)

The key assumptions used in the calculations of the recoverable amounts include sales growth per year, changes in cost of sales and capital expenditures based on internal forecasts.